PREPAYMENTS, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Prepayments	$ 487,841	$ 1,457,272
Allowance for doubtful accounts	(188,264)	(124,740)	$ (127,470)
Total prepayments, net	$ 299,577	$ 1,332,532